Operations (Tables)	9 Months Ended
Sep. 30, 2023
Operations
Schedule of the Company's major subsidiaries and major VIEs

			Percentage of
			Direct/
			Indirect
	Date of	Place of	Economic
Company	Incorporation	Incorporation	Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or “the WFOE”)	October 11, 2010	PRC	100%

WB Online Investment Limited (“WB Online”)	June 5, 2014	Cayman Islands	100%

Hangzhou Weishichangmeng Advertising Co., Ltd. (“Weishichangmeng”)	September 25,2018	PRC	100%

Major VIEs
Beijing Weimeng Technology Co., Ltd (“Weimeng”)	August 9, 2010	PRC	99%

Beijing Weimeng Chuangke Investment Management Co., Ltd. (“Weimeng Chuangke”)	April 9, 2014	PRC	100%

Schedule of total costs and expenses allocated from SINA

	Nine Months Ended September 30,
	2022	2023

	(In thousands)
Cost of revenues	$13,124	$9,748
Sales and marketing	1,508	—
Product development	9,432	5,108
General and administrative	11,946	13,104
	$36,010	$27,960

Schedule of assets, liabilities, results of operations and cash flows of the VIE and the VIE's subsidiaries taken as a whole.

	As of
	December 31,	September 30,
	2022	2023

	(In thousands)
Total assets	$2,271,254	$1,908,636
Total liabilities	$2,305,656	$1,948,547

	Nine Months Ended September 30,
	2022	2023

	(In thousands)
Total revenues	$1,144,564	$1,121,943
Net loss	$(75,066)	$(17,589)

	Nine Months Ended September 30,
	2022	2023

	(In thousands)
Net increase (decrease) in cash and cash equivalents	$345,470	$(136,597)